LOCAL AND FOREIGN CURRENCY - Current Assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 296,539,709	$ 248,899,004	$ 303,683,683	$ 291,681,987
Other current financial assets	45,974,709	76,586,583
Other current non-financial assets	15,985,896	27,260,507
Trade payables and other accounts receivable	339,778,498	332,831,088
Accounts receivable from related companies	15,299,187	9,901,543
Inventory	304,550,609	299,970,909
Current tax assets	14,924,173	17,746,106
Total Current Assets	1,033,052,781	1,013,195,740	$ 981,771,027
United States of America, Dollars
CURRENT ASSETS
Cash and cash equivalents	21,353,466	14,817,741
Other current non-financial assets	167,005	3,195,150
Trade payables and other accounts receivable	1,356,760	5,617,644
Accounts receivable from related companies	1,394,519
Total Current Assets	24,271,750	23,630,536
EUR
CURRENT ASSETS
Cash and cash equivalents	352,273	234,718
Other current non-financial assets	1,041	213,862
Total Current Assets	353,314	448,580
UF
CURRENT ASSETS
Other current non-financial assets	1,239,018	1,024,253
Trade payables and other accounts receivable	451,075
Total Current Assets	1,690,093	1,024,253
CLP
CURRENT ASSETS
Cash and cash equivalents	191,155,122	140,155,381
Other current financial assets	45,447,539	73,865,057
Other current non-financial assets	5,091,354	5,389,357
Trade payables and other accounts receivable	174,836,494	177,104,333
Accounts receivable from related companies	12,446,341	9,901,543
Inventory	112,599,731	106,986,666
Current tax assets	4,216,224	7,749,543
Total Current Assets	545,792,805	521,151,879
BRL
CURRENT ASSETS
Cash and cash equivalents	47,445,694	48,540,084
Other current financial assets	370,343	2,553,727
Other current non-financial assets	3,248,260	2,451,721
Trade payables and other accounts receivable	99,911,965	87,509,718
Accounts receivable from related companies	1,371,835
Inventory	81,404,081	73,721,137
Current tax assets	10,707,949	9,851,901
Total Current Assets	244,460,127	224,628,288
ARS
CURRENT ASSETS
Cash and cash equivalents	11,629,118	12,461,057
Other current financial assets	155,482	57,786
Other current non-financial assets	2,095,384	10,110,029
Trade payables and other accounts receivable	45,153,473	50,035,902
Accounts receivable from related companies	86,492
Inventory	82,161,616	95,970,869
Current tax assets		144,662
Total Current Assets	141,281,565	168,780,305
PYG
CURRENT ASSETS
Cash and cash equivalents	24,604,036	32,690,023
Other current financial assets	1,345	110,013
Other current non-financial assets	4,143,834	4,876,135
Trade payables and other accounts receivable	18,068,731	12,563,491
Inventory	28,385,181	23,292,237
Total Current Assets	$ 75,203,127	$ 73,531,899